September 22, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account C 1940 Act Registration Number: 811-08814 1933 Act Registration Numbers: 033-98062 and 033-85090 CIK: 0000931424 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Companion Life Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	August 15, 2008
DWS Investments VIT Funds	0001006373	August 21, 2008
DWS Variable Series I Fund	0000764797	August 20, 2008
DWS Variable Series II Fund	0000810573	August 26, 2008
Federated Insurance Series	0000912577	August 22, 2008
MFS® Variable Insurance Trust	0000918571	September 8, 2008
Pioneer Variable Contracts Trust	0000930709	August 26, 2008
T. Rowe Price Equity Series, Inc.	0000918294	August 26, 2008 August 27, 2008
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 26, 2008
T. Rowe Price International Series, Inc.	0000918292	August 27, 2008
The Universal Institutional Funds, Inc.	0001011378	September 8, 2008
Variable Insurance Products Fund	0000356494	August 25, 2008
Variable Insurance Products Fund II	0000831016	August 25, 2008
Variable Insurance Products Fund III	0000927384	August 25, 2008
Variable Insurance Products Fund V	0000823535	August 28, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

MICHAEL E. HUSS

Michael E. Huss
Associate General Counsel
   and Corporate Secretary
Companion Life Insurance Company